Share-Based Payments - Fair Value and Parameters for Cash-Settled Plans (Details)	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2018 USD ($) Y	Dec. 31, 2018 EUR (€) Y	Dec. 31, 2017 USD ($) Y	Dec. 31, 2017 EUR (€) Y
LTI Plan 2016
SHARE-BASED PAYMENTS
Weighted average fair value				€ 65.89		€ 84.16
Weighted average share price	€ 86.93	€ 93.45
Expected dividend yield	1.63%	1.38%
Weighted average remaining life of awards outstanding (in years) | Y			2.4	2.4	2.9	2.9
Peer Group Index price | $			$ 277.92		$ 247.24
Peer Group expected dividend yield			1.30%	1.30%	1.16%	1.16%
LTI Plan 2015
SHARE-BASED PAYMENTS
Weighted average fair value				€ 86.93		€ 92.40
Weighted average share price	€ 86.93	€ 93.45
Risk-free interest rate (depending on maturity)		(0.81%)
Expected dividend yield		1.38%
Weighted average remaining life of awards outstanding (in years) | Y			0.1	0.1	0.8	0.8
SOP
SHARE-BASED PAYMENTS
Weighted average fair value				€ 20.67		€ 26.45
Weighted average share price	€ 86.93	€ 93.45
Expected dividend yield	1.63%	1.38%
Weighted average remaining life of awards outstanding (in years) | Y			1.2	1.2	1.6	1.6
RSU
SHARE-BASED PAYMENTS
Weighted average fair value				€ 85.24		€ 92.08
Weighted average share price	€ 86.93	€ 93.45
Expected dividend yield	1.63%	1.38%
Weighted average remaining life of awards outstanding (in years) | Y			1.0	1.0	1.1	1.1
Lowest | LTI Plan 2016
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	(0.70%)	(0.63%)
Expected volatility	17.90%	17.50%
Peer Group expected volatility			19.00%	19.00%	16.00%	16.00%
Expected correlation of the SAP share price and index price			36.00%	36.00%	41.00%	41.00%
Lowest | SOP
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	(0.67%)	(0.62%)
Expected volatility	22.80%	21.10%
Lowest | RSU
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	(0.69%)	(0.70%)
Highest | LTI Plan 2016
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	(0.55%)	(0.48%)
Expected volatility	21.40%	19.60%
Peer Group expected volatility			24.00%	24.00%	17.00%	17.00%
Expected correlation of the SAP share price and index price			42.00%	42.00%	48.00%	48.00%
Highest | SOP
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	(0.25%)	(0.41%)
Expected volatility	38.50%	34.50%
Highest | RSU
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)	(0.31%)	(0.32%)